Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Disclosure of carrying amount categories of financial instruments [Text Block]
The carrying amounts of each financial instrument category as of each year-end are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,158,391	-	479,492	-
Market securities and investments in other companies	7,565,805	-	7,821,546	-
Derivative hedge assets	-	1,918,191	105,453	203,784
Total other financial assets	10,724,196	1,918,191	8,406,491	203,784
Cash and cash equivalents	170,044,602	-	134,033,183	-
Accounts receivable - trade and other receivable (net)	286,213,598	3,330,606	280,788,133	3,563,797
Acoounts receivable from related companies	5,810,764	258,471	3,536,135	356,665
Total financial assets	472,793,160	5,507,268	426,763,942	4,124,246
Bank borrowings	24,623,746	73,886,831	39,079,561	29,606,398
Bonds payable	3,306,135	69,476,612	3,250,023	70,836,716
Financial leases obligations	176,586	17,638,289	215,950	17,500,919
Derivative hedge liabilities	10,416,675	-	11,118,676	-
Liability coverage	1,840,188	-	-	-
Deposits for return of bottles and containers	13,228,328	-	13,015,723	-
Total other non-financial liabililities (*)	53,591,658	161,001,732	66,679,933	117,944,033
Account payable- trade and other payable	281,681,553	541,783	259,739,479	1,082,898
Accounts payable to related entities	10,069,043	-	9,530,071	-
Total financial liabilities	345,342,254	161,543,515	335,949,483	119,026,931

(*) See Note 21 - Other financial liabilities.

Disclosure of financial assets and liabilities at fair value category [Text Block]
The following tables show fair values, based on financial instrument categories, compared to the carrying amount included in the Consolidated Statements of Financial Position:

	As of December 31, 2017		As of December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,158,391	3,158,391	479,492	479,492
Market securities and investments in other companies	7,565,805	7,565,805	7,821,546	7,821,546
Derivative hedge assets	1,918,191	1,918,191	309,237	309,237
Total other financial assets	12,642,387	12,642,387	8,610,275	8,610,275
Cash and cash equivalents	170,044,602	170,044,602	134,033,183	134,033,183
Accounts receivable - trade and other receivable (net)	289,544,204	289,544,204	284,351,930	284,351,930
Acoounts receivable from related companies	6,069,235	6,069,235	3,892,800	3,892,800
Total financial assets	478,300,428	478,300,428	430,888,188	430,888,188
Bank borrowings	98,510,577	102,062,465	68,685,959	69,668,649
Bonds payable	72,782,747	79,559,896	74,086,739	81,769,096
Financial leases obligations	17,814,875	29,314,234	17,716,869	30,154,204
Derivative hedge liabilities	10,416,675	10,416,675	11,118,676	11,118,676
Liability coverage	1,840,188	1,840,188	-	-
Deposits for return of bottles and containers	13,228,328	13,228,328	13,015,723	13,015,723
Total other non-financial liabililities (*)	214,593,390	236,421,786	184,623,966	205,726,348
Account payable- trade and other payable	282,223,336	282,223,336	260,822,377	260,822,377
Accounts payable to related entities	10,069,043	10,069,043	9,530,071	9,530,071
Total financial liabilities	506,885,769	528,714,165	454,976,414	476,078,796

(*) See Note 21 - Other financial liabilities.

Disclosure of financial instruments categories [Text Block]
Financial instruments by category:

As of December 31, 2017	Fair value with changes in income	Cash and cash equivaletns and loans and accounts receivables	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	3,158,391	-	-	3,158,391
Marketable securities and investments in other companies	7,565,805	-	-	7,565,805
Derivative hedge assets	-	-	1,918,191	1,918,191
Total other financial assets	10,724,196	-	1,918,191	12,642,387
Cash and cash equivalents	-	170,044,602	-	170,044,602
Trade and other current receivables (net)	-	289,544,204	-	289,544,204
Account receivable from to related companies	-	6,069,235	-	6,069,235
Total	10,724,196	465,658,041	1,918,191	478,300,428

As of December 31, 2017	Fair value with changes in income	Hedge derivatives	Financial libilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	98,510,577	98,510,577
Bonds payable	-	-	72,782,747	72,782,747
Financial leases obligations	-	-	17,814,875	17,814,875
Derivative financial instruments	10,416,675	-	-	10,416,675
Liability coverage	-	1,840,188	-	1,840,188
Deposits for return of bottles and containers	-	-	13,228,328	13,228,328
Total others financial liabililities	10,416,675	1,840,188	202,336,527	214,593,390
Account payable- trade and other payable	-	-	282,223,336	282,223,336
Accounts payable to related entities	-	-	10,069,043	10,069,043
Total	10,416,675	1,840,188	494,628,906	506,885,769

As of December 31, 2016	Fair value with changes in income	Cash and cash equivaletns and loans and accounts receivables	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	479,492	-	-	479,492
Marketable securities and investments in other companies	7,821,546	-	-	7,821,546
Derivative hedge assets	-	-	309,237	309,237
Total other financial assets	8,301,038	-	309,237	8,610,275
Cash and cash equivalents	-	134,033,183	-	134,033,183
Trade and other current receivables (net)	-	284,351,930	-	284,351,930
Account receivable from to related companies	-	3,892,800	-	3,892,800
Total	8,301,038	422,277,913	309,237	430,888,188

As of December 31, 2016	Fair value with changes in income	Hedge derivatives	Financial libilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	68,685,959	68,685,959
Bonds payable	-	-	74,086,739	74,086,739
Financial leases obligations	-	-	17,716,869	17,716,869
Derivative financial instruments	11,118,676	-	-	11,118,676
Deposits for return of bottles and containers	-	-	13,015,723	13,015,723
Total others financial liabililities	11,118,676	-	173,505,290	184,623,966
Account payable- trade and other payable	-	-	260,822,377	260,822,377
Accounts payable to related entities	-	-	9,530,071	9,530,071
Total	11,118,676	-	443,857,738	454,976,414

Disclosure of derivatives instruments [Text Block]
The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year are detailed as follows:

	As of December 31, 2017				As of December 31, 2016
	Number	Nominal amounts	Asset	Liability	Number	Nominal amounts	Asset	Liability
	agreements	thousand	ThCh$	ThCh$	agreements	thousand	ThCh$	ThCh$
Cross currency interest rate swaps CLP/USD	-	-	-	-	1	7,427,407	53,743	-
Less than a year	-	-	-	-	1	7,427,407	53,743	-
Cross interest rate swaps UF/CLP	1	2,000	1,918,191	1,484,538	-	-	-	-
Less than a year	-	-	-	1,484,538	-	-	-	-
Between 1 and 5 years	-	2,000	1,918,191	-	-	-	-	-
More than 5 years	1	-	-	-	-	-	-	-
Cross currency interest rate swaps USD/EURO	1	7,878	-	355,650	1	7,876	255,494	-
Less than a year	1	7,878	-	355,650	-	-	51,710	-
Between 1 and 5 years	-	-	-	-	1	7,876	203,784	-
Total	2		1,918,191	1,840,188	2		309,237	-
Forwards USD	27	245,641	3,095,825	9,722,619	29	224,332	359,254	10,586,653
Less than a year	27	245,641	3,095,825	9,722,619	29	224,332	359,254	10,586,653
Forwards Euro	14	65,598	44,474	694,056	10	49,421	109,164	523,079
Less than a year	14	65,598	44,474	694,056	10	49,421	109,164	523,079
Forwards CAD	3	1,750	15,530	-	2	1,480	11,074	7,720
Less than a year	3	1,750	15,530	-	2	1,480	11,074	7,720
Forwards GBP	2	480	2,562	-	2	700	-	1,224
Less than a year	2	480	2,562	-	2	700	-	1,224
Total	46		3,158,391	10,416,675	43		479,492	11,118,676
Total instruments	48		5,076,582	12,256,863	45		788,729	11,118,676

Disclosure of cash flow hedges related to loans from Banco de Chile and Banco Scotiabank [Text Block]

As of December 31, 2017
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	4,860,845	EUR	5,216,495	(355,650)	06-18-2018
Banco de Chile	Flow interest rate on bank bonds	UF	60,640,827	CLP	60,207,174	433,653	09-15-2021

As of December 31, 2016
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	5,335,826	EUR	5,080,332	255,494	06-18-2018
Banco de Chile	Flow interest rate on bank bonds	CLP	7,458,187	USD	7,404,444	53,743	07-03-2017

Disclosure Of Fair Value Of Financial Instruments Recorded At Fair Value Consolidated Statement Of Financial Position [Text Block]
The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

	Recorded fair	Fair value hierarchy
As of December 31, 2017	value	level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,158,391	-	3,158,391	-
Market securities and investments in other companies	7,565,805	7,565,805	-	-
Derivative hedge assets	1,918,191	-	1,918,191	-
Fair value financial assets	12,642,387	7,565,805	5,076,582	-
Derivative hedge liabilities	1,840,188	-	1,840,188	-
Derivative financial instruments	10,416,675	-	10,416,675	-
Fair value financial liabilities	12,256,863	-	12,256,863	-

	Recorded fair	Fair value hierarchy
As of December 31, 2016	value	level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	479,492	-	479,492	-
Market securities and investments in other companies	7,821,546	7,821,546	-	-
Derivative hedge assets	309,237	-	309,237	-
Fair value financial assets	8,610,275	7,821,546	788,729	-
Derivative financial instruments	11,118,676	-	11,118,676	-
Fair value financial liabilities	11,118,676	-	11,118,676	-